Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class (with sales charge)
Account Value	$ 12,004	$ 11,611	$ 11,324	$ 12,244	$ 11,907	$ 11,573	$ 11,006	$ 10,910	$ 11,029	$ 10,302	$ 10,000
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 11,519	11,160	10,911	11,839	11,532	11,236	10,706	10,623	10,751	10,051	9,775
Class A1
Account Value [Line Items]
Line Graph and Table Measure Name	Class A1 (with sales charge)
Account Value	$ 11,612	11,243	10,976	11,881	11,555	11,242	10,709	10,626	10,752	10,052	9,775
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,248	10,940	10,741	11,698	11,440	11,192	10,722	10,698	10,886	10,235	10,000
Class R6
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6 (with sales charge)
Account Value	$ 12,029	11,589	11,300	12,214	11,874	11,528	10,969	10,872	11,001	10,284	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Account Value	$ 12,004	11,810	11,488	12,331	12,099	11,580	10,901	10,837	10,856	10,235	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Account Value	$ 12,004	11,810	11,488	12,331	12,099	11,580	10,901	10,837	10,856	10,235	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Account Value	$ 12,004	11,810	11,488	12,331	12,099	11,580	10,901	10,837	10,856	10,235	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Account Value	$ 12,004	11,810	11,488	12,331	12,099	11,580	10,901	10,837	10,856	10,235	10,000
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,669	12,274	11,895	13,010	12,490	11,958	11,207	11,034	11,088	10,300	10,000
Bloomberg Municipal M.F. CA Intermediate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal M.F. CA Intermediate Index
Account Value	$ 12,004	$ 11,810	$ 11,488	$ 12,331	$ 12,099	$ 11,580	$ 10,901	$ 10,837	$ 10,856	$ 10,235	$ 10,000